Unrecognized contractual commitments (telecom activities) - Investment commitments (Details) € in Millions		12 Months Ended
	Jan. 14, 2018 item	Dec. 31, 2023 EUR (€) item site	Dec. 31, 2022 item	Dec. 31, 2021 item	Dec. 31, 2020 item	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2011 item	Nov. 15, 2018 item	Jan. 15, 2018 item
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 878
FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of connectable premises in AMII zone for roll-out of fiber optic by 2025		98.50%
Number of premises in AMII zone for roll-out of fiber optic by 2025		1,120,000
Number of premises in within the perimeter of 55 inter-municipality cooperation zones		140,000
Housing and professional premises in AMII by 2020 (as a percent)		100.00%
Threshold connectable on demand percentage (as a percent)		8.00%
Housing and professional premises in AMII by 2022 (as a percent)		100.00%
ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Network coverage obligation in 80 municipalities			95
SENEGAL
Disclosure of unrecognized contractual commitments [line items]
Minimum number of inhabitants required in towns, commitment for award of 5g license		100,000
Commitment to roll-out number of 5g sites by 2026		500
Commitment to roll-out number of 5g sites by 2030		1,400
BURKINA FASO
Disclosure of unrecognized contractual commitments [line items]
Number of new localities where entity has a coverage obligation over eight years					60
Not later than one year
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 417
Not later than one year | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Additional sites	500
Within 4 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						42.50%
Within 6 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						69.50%
Within 10 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Number of areas for coverage commitment of mobile services	5,000
Within 10 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						70.00%
Frequency Band, 700 MHz | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							700
Frequency Band, 700 MHz | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			700
Frequency Band, 700 MHz | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			700
Frequency Band, 700 MHz | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz				700
Minimum number of population required in municipalities, obligation to provide network coverage				50,000
Frequency Band, 700 MHz | SLOVAKIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz					700
Obligation to cover percentage of population of the regional capitals by 2025					95.00%
Obligation to cover percentage of population outside of the regional capitals by 2027					90.00%
Obligation to cover total population by the end of 2027					70.00%
Frequency Band, 700 MHz | Not later than one year | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				30.00%
Frequency Band, 700 MHz | Within 3 years | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				70.00%
Frequency Band, 700 MHz | Within 4 years | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				100.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							40.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							92.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							97.70%
Frequency Band, 700 MHz | Areas Not Yet Covered By Broadband Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							100.00%
Frequency Band, 700 MHz | Areas At Level Of Priority Main Roads [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							100.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Seven Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							60.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							80.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							90.00%
Frequency Band, 800 MHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz								800
Frequency Band, 800 MHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps								60
Frequency Band, 800 MHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)								98.00%
Frequency Band, 800 MHz [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)								99.60%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)								40.00%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Within 10 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)								90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)								90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)								95.00%
Frequency bands, 900 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Within 3 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz										900
Frequency bands, 1800 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			1,800
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	1,800								1,800
Frequency bands, 2100 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			2,100
Frequency bands, 2100 Mhz [member] | POLAND
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			2,100
Percentage of network services coverage commitment (as a percent)			20.00%
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	2,100								2,100
Frequency Band, 2.6 GHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz								2.6
Frequency Band, 2.6 GHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps								60
Frequency Band, 2.6 GHz [Member] | Within 4 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)								25.00%
Frequency Band, 2.6 GHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)								75.00%
Frequency Band 700 Mhz and 3.5 GHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			700
Frequency expressed in GHz			3.5
Number of predefined zones with network coverage obligation		7
Number of site obligation		2
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member]
Disclosure of unrecognized contractual commitments [line items]
Outdoor download quality of service			6
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Coverage obligation for number of railway lines			15
Minimum speed for 98% of locations by the end of 2024			10
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | POLAND
Disclosure of unrecognized contractual commitments [line items]
Minimum speed for 20% of population			144
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Not later than one year
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			70.00%
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Within 2 years
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			99.50%
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Within 6 years
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			99.80%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						11.00%
5G Frequency bands of 3.4-3.8 GHz [member]
Disclosure of unrecognized contractual commitments [line items]
Rollout of sites by the end of 2022 | site		3,000
Rollout of sites by the end of 2024 | site		8,000
Rollout of sites by the end of 2025 | site		10,500
Percentage of sites that must be located in rural areas or industrial areas outside of very densely populated areas		25.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Provision for speed of at least 240 Mbps per sector of sites by the end of 2022 (as a percent)		75.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2024 (as a percent)		85.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2025 (as a percent)		90.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2030 (as a percent)		100.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.4
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.8
5G Frequency bands of 3.4-3.8 GHz [member] | POLAND
Disclosure of unrecognized contractual commitments [line items]
Obligation to develop number of network stations		3,800
Minimum number of population required in municipalities, obligation to provide network coverage		80,000
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities			80
Number of spectrum blocks			2
Indoor network coverage obligation			70.00%
Minimum speed in urban areas			85
Minimum speed in rural areas			92
Network coverage obligation as percentage of modern railway network and highways			95.00%
Network coverage obligation of international airports			85.00%
Term of network coverage obligation of international airports			2 years
Minimum speed of international airports			100
Minimum network speed nationwide			100
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 2 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of stations to be built in Bucharest			200
Number of stations to be built outside Bucharest			500
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 4 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities			60
Network coverage obligation as percentage of modern railway network and highways			85.00%
Number of stations to be built outside Bucharest			1,200
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 6 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities			80
Network coverage obligation as percentage of modern railway network and highways			95.00%
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 8 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of stations to be built outside Bucharest			1,800
Frequency band 3500 MHz | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			3,500
Frequency band 3500 MHz | Within 4 years | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			50.00%
Frequency band 3500 MHz | Within 9 years | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			75.00%